Business combination - Acquisition of Bigo (Details) - Bigo Inc - CNY (¥) ¥ in Millions	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Ownership interest held		31.70%
Cash paid for acquisition	¥ 343.1
Class A common shares
Business Acquisition [Line Items]
Number of shares issued for acquisition	305,127,046
Class A common shares | Employees
Business Acquisition [Line Items]
Number of shares issued for acquisition	8,761,450
Class B common shares
Business Acquisition [Line Items]
Number of shares issued for acquisition	38,326,579